40. OPERATIONS IN HYDROCARBON CONSORTIUMS (Details 2)	Dec. 31, 2017 MBbls MMcm
Oil and LNG
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves | MBbls	32,935	[1]
Proved undeveloped reserves | MBbls	8,695	[1]
Proved reserves | MBbls	41,630	[1]
Natural Gas
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves | MMcm	12,646	[2]
Proved undeveloped reserves | MMcm	8,667	[2]
Proved reserves | MMcm	21,313	[2]
Argentina | Oil and LNG
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves | MBbls	32,935	[1]
Proved undeveloped reserves | MBbls	8,695	[1]
Proved reserves | MBbls	41,630	[1]
Argentina | Natural Gas
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves | MMcm	12,646	[2]
Proved undeveloped reserves | MMcm	8,667	[2]
Proved reserves | MMcm	21,313	[2]

[1]	In thousands of barrels.
[2]	In millions of cubic meters.